SEGALL BRYANT & HAMILL TRUST

225 Pictoria Dr., Suite 450

Cincinnati, OH 45246

January 2, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Segall Bryant & Hamill Trust (the “Registrant”)

File Nos. 002-75677, 811-03373

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 148 (“PEA No. 148”) to the Registrant’s Registration Statement on Form N-1A constituting the most recent amendment to the Registrant's Registration Statement on Form N-1A; and (ii) the text of PEA No. 148 was filed electronically with the Commission on December 29, 2023 with regard to the Barrett Opportunity Fund.

The Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP, Counsel for the Trust, at (303) 892-7381.

Sincerely,

/s/ Maggie Bull

Maggie Bull

Secretary

Segall Bryant & Hamill Trust

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP